ACCOUNTS PAYABLE - Disclosure of detailed information about accounts payable (Details) - CAD ($)	Nov. 30, 2019	Nov. 30, 2018
Trade And Other Payable [Line Items]
Accounts payable	$ 217,023	$ 112,757
Professional Fees [Member]
Trade And Other Payable [Line Items]
Accounts payable	80,216	32,000
Funds To Be Returned To Investors [Member]
Trade And Other Payable [Line Items]
Accounts payable	38,646	38,646
Advertising Costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	8,556	3,436
Development Costs [Member]
Trade And Other Payable [Line Items]
Accounts payable	42,430	13,301
Other [Member]
Trade And Other Payable [Line Items]
Accounts payable	$ 47,174	$ 25,374